Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
For the year ending December 31,
2016	$249,903
2017	149,466
2018	-
2019	-
2020	-
Thereafter	-
Total	$399,369